Loans Allowance for Loan Losses and Credit Quality (Details 8) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Loans, Allowance for Loan Losses and Credit Quality
Specific allocation	$ 108,781	$ 104,548